DERIVATIVE INSTRUMENTS - CHANGES IN DERIVATIVE WARRANT LIABILITY (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes in Derivative Warrant Liability
Balance at beginning of year			$ 1,314	$ 1,907	$ 1,907
Issuance of warrants							$ 6,848
Fair value of derivative warrant liability reclassified to additional paid-in capital						$ (16,121)
Balance at end of period	$ 41		41		1,314	1,907
Warrants
Changes in Derivative Warrant Liability
Balance at beginning of year	519	$ 2,359	1,314	1,907	1,907	7,224
Issuance of warrants							6,848
(Decrease) increase in the fair value of the warrants	30	336	(765)	788	(593)	10,804	376
Fair value of derivative warrant liability reclassified to additional paid-in capital						(16,121)
Balance at end of period	$ 41	$ 2,695	$ 41	$ 2,695	$ 1,314	$ 1,907	$ 7,224